Basis for preparation	12 Months Ended
Dec. 31, 2025
Basis for preparation
Basis for preparation

2.Basis for preparation

2.1	Statement of compliance and authorization of consolidated financial statements

The consolidated financial statements of Ecopetrol S.A. and its subsidiaries as of December 31, 2025 and for each of the three years in the period ended December 31, 2025, 2024 and 2023 have been prepared in accordance with International Financial Reporting Standards (IFRS), as issued by the International Accounting Standards Board (IASB).

Accounting policies described in Note 4 have been applied consistently in all years presented.

These consolidated financial statements were approved and authorized for issuance by the Board of Directors of Ecopetrol S.A. in April 30, 2026.

2.2	Reclassifications

For presentation purposes, the Ecopetrol Group reclassified the current assets held for sale and non-current trade and other payables within Other assets (Note 11 – Other Assets) and Other liabilities, respectively, in the comparative figures as of December 31, 2024. These reclassifications have no material impact on the items in the statement of financial position, profit or loss, comprehensive income, changes in equity, or cash flows.

2.3	Basis for consolidation

The consolidated financial statements were prepared by consolidating all companies set out in Exhibits 1, which are those over which Ecopetrol S.A. exercises direct or indirect control. Control is achieved when the Ecopetrol Group:

●	has power over the investee (consisting of rights to manage relevant activities);
●	is exposed, or has the rights, to variable returns from its involvement with the investee; and
●	has the ability to use its power to affect its returns. It can occur even when the Ecopetrol Group has less than a majority of the voting rights of an investee;
●	has the power over the investee to provide it with the practical ability to direct the relevant activities of the investee unilaterally, even though Ecopetrol Group has less than a majority of the voting rights of an investee. The Ecopetrol Group considers all relevant facts and circumstances in assessing whether or not its voting rights in an investee are sufficient or not to give it power, including:
a)	the percentage of the Ecopetrol Group’s voting rights relative to the size and apportionment of the shares of other vote holders;
b)	potential voting rights held by the Ecopetrol Group, other vote holders or other parties;
c)	rights arising from other contractual arrangements; and
d)

any additional facts and circumstances that indicate that the Ecopetrol Group has, or does not have, the current ability to direct the relevant activities, at the time that decisions need to be made, including voting patterns at previous shareholders’ meetings.

Subsidiaries are consolidated from the date on which control is obtained until the date that such control ceases.

All intercompany assets and liabilities, equity, income, expenses, and cash flows relating to transactions between entities of the Ecopetrol Group were eliminated on consolidation. Unrealized losses are also eliminated. Non–controlling interest represents the proportion of profit, other comprehensive income and net assets in subsidiaries that are not attributable to Ecopetrol shareholders.

The consolidated financial statements as of December 31, 2025 were prepared on the basis that the Ecopetrol Group will continue to operate as a going concern.

The following were the significant changes in the consolidation of the Group:

2025

●	On November 13, 2025, Ecopetrol S.A. successfully completed the transaction with Statkraft European Wind and Solar Holding, AS (“Statkraft”), for the acquisition of one (1) company dedicated to the development and operation of Statkraft’s portfolio in Colombia and six (6) special purpose companies owning solar projects, for a value of $157.5 million USD, which were owned by Statkraft’s subsidiaries: Enerfín Sociedad de Energía S.L.U and Enerfin Enervento Exterior S.L. With this acquisition, Ecopetrol S.A. becomes the owner of 100% of the shares of said companies (See note 12).
●	ISA Digital Services Hub (“ISA”): As part of its corporate strategy for transformation and centralization of services, during fiscal year 2025 ISA made progress in establishing the Digital Services Hub, an entity designed to operate as a cross-functional platform for financial, administrative, and technological services for the companies of the ISA Group. Given the nature of this new entity and the operational requirements associated with its launch, it was necessary to provide it with a minimum capital structure to cover initial liquidity needs, enable budget execution, and ensure compliance with the corporate and regulatory milestones established for its operation.
●	Interconexiones Eléctricas QOYLLUR SpA: In August 2025, a new investment vehicle was created through which Interchile will manage its stake in the Interconexiones del Norte S.A., an energy megaproject in Chile. Interchile holds a 100% stake in this new investment vehicle.
●	On July 22, 2025, the merger between Oleoducto Central S.A. (the acquiring company) and Ocensa Ductos S.A.S. (the acquired company, formerly Repsol Ductos de Colombia – RDC) was registered with the Bogotá Chamber of Commerce, formalizing the reorganizational merger by absorption. The entities involved in the merger are subsidiaries of Ecopetrol S.A.; therefore, this merger is a reorganization of entities under common control and does not constitute a business combination.
●	Ecopetrol S.A. announced on July 7, 2025, the acquisition of Wind Autogeneración S.A.S., owner of the Windpeshi wind farm project in La Guajira. This acquisition by Ecopetrol S.A. was finalized through a share purchase agreement, following approval by its Board of Directors at its December 2024 meeting and the fulfillment of all necessary conditions precedent, including regulatory and competition approvals. The acquisition was recognized as a group of assets purchase, and the purchase price is US$15 million.

2024

Ocensa Ductos S.A.S

In July 2024, Oleoducto Central S.A. acquired 100% of the shares of the company Repsol Ductos de Colombia – RDC (named as of October 2, 2024 as Ocensa Ductos S.A.S.), an entity dedicated to investment activities that currently has a 7.14% investment in Oleoducto de Colombia (ODC), which is a subsidiary of the Ecopetrol Group. The net cash paid corresponds to $157,705.

2023

Econova Technology & Innovation, S.L.

On March 17, 2023, Ecopetrol S.A. concluded the establishment process of the company called Econova Technology & Innovation, S.L., domiciled in Spain. Its main corporate purpose is oriented to activities related to science, technology, and innovation (CT+i). Ecopetrol S.A. is the direct owner of 100% of the share capital, subscribed in accordance with the regulatory requirements of the Spanish jurisdiction.

2.4Basis of measurement

The consolidated financial statements have been prepared on a historical cost basis, except for financial assets and liabilities that are measured at fair value through profit or loss and/or changes in other comprehensive income at the end of each reporting year, as explained in the accounting policies included below.

Historical cost is generally based on the fair value of the consideration given in exchange for goods and services.

The fair value is the price that would be received from selling an asset or that would be paid for transferring a liability among market participants, in an orderly transaction, on the date of measurement. When estimating the fair value, the Ecopetrol Group uses assumptions that market participants would use for pricing an asset or liability at current market conditions, including risk assumptions, which maximize the value (highest and best use) of the asset or liability.

2.5	Functional and presentation currency

The functional currency of Ecopetrol S.A. is the Colombian peso, and these consolidated financial statements are presented in this currency. For each entity of the Ecopetrol Group, its functional currency is determined based of the main economic environment where it operates.

From 2025 onwards, consolidated financial statements are presented in Colombian pesos rounded to the nearest billion (COP $000,000,000), except where otherwise indicated.

2.6	Translation to the presentation currency

The consolidated statements of profit or loss and cash flows of subsidiaries with functional currencies different from Ecopetrol S.A.’s functional currency (Colombian peso) are translated at the exchange rates on the dates of the transaction or based on the monthly average exchange rate. Assets and liabilities are translated at the closing exchange rate, and other equity items are translated at exchange rates at the time of the transaction. All resulting exchange differences are recognized in other comprehensive income. On disposal of all or significant parts of a foreign operation, the proportional cumulative translation adjustment related to the foreign operation is reclassified to profit or loss.

2.7	Foreign currency transactions

Transactions in foreign currencies are initially recorded by the Ecopetrol Group’s entities at their respective functional currency spot rates at the transactions date. Monetary items denominated in foreign currencies are translated at the functional currency spot rates prevailing at the reporting date. Differences arising on settlement, or translation, or monetary items are recognized in profit or loss, in financial results, net, except those resulting from the conversion of loans and borrowings designated as cash flow hedges (note 4.1.6) or net investment in a foreign operation hedge (note 4.1.7), which are recognized in other comprehensive income within equity. When the hedged item affects the financial results, exchange differences accumulated in equity are reclassified to profit or loss as part of operating results.

Non–monetary items measured at fair value that are denominated in a foreign currency are translated using the exchange rates prevailing on the date when the fair value is determined. The gain or loss arising on translation of non–monetary items measured at fair value is treated in line with the recognition of the gain or loss on the change in fair value of the item. Likewise, non-monetary items recorded at historical cost in foreign currency are converted using the exchange rate on the date of the transaction and are not adjusted for changes in the exchange rate at closing.

2.8	Classification of assets and liabilities as current and non–current

The Ecopetrol Group presents assets and liabilities in the consolidated statement of financial position based on whether assets are classified as current or non–current.

An asset or liability is classified as current when:

●	It is expected to be realized or intended to be sold or consumed (or expected to be settled, in the case of liabilities) in its normal operating cycle;
●	Held mainly for the purpose of trading;
●	Expected to be realized (or to be settled, in the case of liabilities) within twelve months after the reporting year; or
●	In the case of the assets, it is cash or a cash equivalent, unless the exchange of such asset is restricted or to be used to settle a liability twelve months after the reporting year; or
●	In the case of a liability, there is no unconditional right to defer settlement of the liability until at least twelve months after the reporting year.

Other assets and liabilities are classified as non–current.

Deferred tax assets and liabilities are classified as non–current assets and liabilities.

2.9	Earnings per share

Basic earnings per share is calculated by dividing the profit for the year attributable to ordinary shareholders of Ecopetrol S.A., the parent company, by the weighted average number of ordinary shares outstanding during the year. There is no potential dilution of shares.